Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Profit Loss [Abstract]
Short-term benefits	$ 3,389,244	$ 6,454,802
Post-employment benefits	268,257	329,111
Share-based payments recognized (reversed)
Equity-settled	42,511	420,044
Cash-settled	(255,062)	1,386,000
Total employee benefits expense	3,444,950	8,589,957
An analysis of employee benefits expense by function
General and administrative expenses	2,306,923	5,280,821
Research and development expenses	1,138,027	3,309,136
Total employee benefits expense	$ 3,444,950	$ 8,589,957